Distribution Date:	08/17/22	UBS Commercial Mortgage Trust 2017-C4
Determination Date:	08/11/22
Next Distribution Date:	09/16/22
Record Date:	07/29/22	Commercial Mortgage Pass-Through Certificates
Series 2017-C4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	4		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	5		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17	Special Servicer	Situs Holdings, LLC
Principal Prepayment Detail	18		Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	19		2 Embarcadero Center 8th Floor | San Francisco, CA 94111 | United States
Delinquency Loan Detail	20	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	21		Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	22		PO Box 4839 | Greenwich, CT 06831 | United States
Specially Serviced Loan Detail - Part 2	23	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	24		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Historical Liquidated Loan Detail	25				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	27
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	28
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276RBA5	2.129000%	29,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276RBB3	3.147000%	59,394,000.00	35,724,153.17	35,724,153.17	93,686.59	0.00	0.00	35,817,839.76	0.00	0.00%	30.00%
A-SB	90276RBC1	3.366000%	40,741,000.00	40,741,000.00	0.00	114,278.51	0.00	0.00	114,278.51	40,741,000.00	33.89%	30.00%
A-3	90276RBD9	3.301000%	198,022,000.00	198,022,000.00	4,936,367.71	544,725.52	0.00	0.00	5,481,093.23	193,085,632.29	33.89%	30.00%
A-4	90276RBE7	3.563000%	244,980,000.00	244,980,000.00	0.00	727,386.45	0.00	0.00	727,386.45	244,980,000.00	33.89%	30.00%
A-S	90276RBH0	3.836000%	85,926,000.00	85,926,000.00	0.00	274,676.78	0.00	0.00	274,676.78	85,926,000.00	22.03%	19.50%
B	90276RBJ6	4.239000%	31,711,000.00	31,711,000.00	0.00	112,019.11	0.00	0.00	112,019.11	31,711,000.00	17.65%	15.63%
C	90276RBK3	4.574302%	31,710,000.00	31,710,000.00	0.00	120,875.94	0.00	0.00	120,875.94	31,710,000.00	13.27%	11.75%
D	90276RAL2	2.900000%	37,848,000.00	37,848,000.00	0.00	91,466.00	0.00	0.00	91,466.00	37,848,000.00	8.05%	7.13%
E	90276RAN8	3.330000%	16,367,000.00	16,367,000.00	0.00	45,418.43	0.00	0.00	45,418.43	16,367,000.00	5.79%	5.13%
F	90276RAQ1	3.330000%	8,184,000.00	8,184,000.00	0.00	22,710.60	0.00	0.00	22,710.60	8,184,000.00	4.66%	4.13%
G	90276RAS7	3.330000%	20,458,000.00	20,458,000.00	0.00	56,770.95	0.00	0.00	56,770.95	20,458,000.00	1.83%	1.63%
NR*	90276RAU2	3.330000%	13,298,557.00	13,287,269.11	0.00	18,696.65	0.00	0.00	18,696.65	13,287,269.11	0.00%	0.00%
Z	90276RAX6	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276RAY4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			818,339,557.02	764,958,422.28	40,660,520.88	2,222,711.53	0.00	0.00	42,883,232.41	724,297,901.40

X-A	90276RBF4	1.155236%	572,837,000.00	519,467,153.17	0.00	500,089.47	0.00	0.00	500,089.47	478,806,632.29
X-B	90276RBG2	0.495973%	149,347,000.00	149,347,000.00	0.00	61,726.79	0.00	0.00	61,726.79	149,347,000.00
X-D	90276RAA6	1.674302%	37,848,000.00	37,848,000.00	0.00	52,807.50	0.00	0.00	52,807.50	37,848,000.00
X-E	90276RAC2	1.244302%	16,367,000.00	16,367,000.00	0.00	16,971.25	0.00	0.00	16,971.25	16,367,000.00
X-F	90276RAE8	1.244302%	8,184,000.00	8,184,000.00	0.00	8,486.14	0.00	0.00	8,486.14	8,184,000.00
X-G	90276RAG3	1.244302%	20,458,000.00	20,458,000.00	0.00	21,213.28	0.00	0.00	21,213.28	20,458,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-NR	90276RAJ7	1.244302%	13,298,557.00	13,287,269.11	0.00	13,777.82	0.00	0.00	13,777.82	13,287,269.11
Notional SubTotal			818,339,557.00	764,958,422.28	0.00	675,072.25	0.00	0.00	675,072.25	724,297,901.40

Deal Distribution Total					40,660,520.88	2,897,783.78	0.00	0.00	43,558,304.66

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276RBA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276RBB3	601.47747533	601.47747533	1.57737465	0.00000000	0.00000000	0.00000000	0.00000000	603.05484998	0.00000000
A-SB	90276RBC1	1,000.00000000	0.00000000	2.80500012	0.00000000	0.00000000	0.00000000	0.00000000	2.80500012	1,000.00000000
A-3	90276RBD9	1,000.00000000	24.92838023	2.75083334	0.00000000	0.00000000	0.00000000	0.00000000	27.67921357	975.07161977
A-4	90276RBE7	1,000.00000000	0.00000000	2.96916667	0.00000000	0.00000000	0.00000000	0.00000000	2.96916667	1,000.00000000
A-S	90276RBH0	1,000.00000000	0.00000000	3.19666667	0.00000000	0.00000000	0.00000000	0.00000000	3.19666667	1,000.00000000
B	90276RBJ6	1,000.00000000	0.00000000	3.53250008	0.00000000	0.00000000	0.00000000	0.00000000	3.53250008	1,000.00000000
C	90276RBK3	1,000.00000000	0.00000000	3.81191864	0.00000000	0.00000000	0.00000000	0.00000000	3.81191864	1,000.00000000
D	90276RAL2	1,000.00000000	0.00000000	2.41666667	0.00000000	0.00000000	0.00000000	0.00000000	2.41666667	1,000.00000000
E	90276RAN8	1,000.00000000	0.00000000	2.77500031	0.00000000	0.00000000	0.00000000	0.00000000	2.77500031	1,000.00000000
F	90276RAQ1	1,000.00000000	0.00000000	2.77500000	0.00000000	0.00000000	0.00000000	0.00000000	2.77500000	1,000.00000000
G	90276RAS7	1,000.00000000	0.00000000	2.77500000	0.00000000	0.00000000	0.00000000	0.00000000	2.77500000	1,000.00000000
NR	90276RAU2	999.15119437	0.00000000	1.40591569	1.36672874	19.65874794	0.00000000	0.00000000	1.40591569	999.15119437
Z	90276RAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276RAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276RBF4	906.83240288	0.00000000	0.87300483	0.00000000	0.00000000	0.00000000	0.00000000	0.87300483	835.85144167
X-B	90276RBG2	1,000.00000000	0.00000000	0.41331121	0.00000000	0.00000000	0.00000000	0.00000000	0.41331121	1,000.00000000
X-D	90276RAA6	1,000.00000000	0.00000000	1.39525206	0.00000000	0.00000000	0.00000000	0.00000000	1.39525206	1,000.00000000
X-E	90276RAC2	1,000.00000000	0.00000000	1.03691880	0.00000000	0.00000000	0.00000000	0.00000000	1.03691880	1,000.00000000
X-F	90276RAE8	1,000.00000000	0.00000000	1.03691838	0.00000000	0.00000000	0.00000000	0.00000000	1.03691838	1,000.00000000
X-G	90276RAG3	1,000.00000000	0.00000000	1.03691856	0.00000000	0.00000000	0.00000000	0.00000000	1.03691856	1,000.00000000
X-NR	90276RAJ7	999.15119437	0.00000000	1.03603872	0.00000000	0.00000000	0.00000000	0.00000000	1.03603872	999.15119437

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/22 - 07/30/22	30	0.00	93,686.59	0.00	93,686.59	0.00	0.00	0.00	93,686.59	0.00
A-SB	07/01/22 - 07/30/22	30	0.00	114,278.51	0.00	114,278.51	0.00	0.00	0.00	114,278.51	0.00
A-3	07/01/22 - 07/30/22	30	0.00	544,725.52	0.00	544,725.52	0.00	0.00	0.00	544,725.52	0.00
A-4	07/01/22 - 07/30/22	30	0.00	727,386.45	0.00	727,386.45	0.00	0.00	0.00	727,386.45	0.00
X-A	07/01/22 - 07/30/22	30	0.00	500,089.47	0.00	500,089.47	0.00	0.00	0.00	500,089.47	0.00
X-B	07/01/22 - 07/30/22	30	0.00	61,726.79	0.00	61,726.79	0.00	0.00	0.00	61,726.79	0.00
X-D	07/01/22 - 07/30/22	30	0.00	52,807.50	0.00	52,807.50	0.00	0.00	0.00	52,807.50	0.00
X-E	07/01/22 - 07/30/22	30	0.00	16,971.25	0.00	16,971.25	0.00	0.00	0.00	16,971.25	0.00
X-F	07/01/22 - 07/30/22	30	0.00	8,486.14	0.00	8,486.14	0.00	0.00	0.00	8,486.14	0.00
X-G	07/01/22 - 07/30/22	30	0.00	21,213.28	0.00	21,213.28	0.00	0.00	0.00	21,213.28	0.00
X-NR	07/01/22 - 07/30/22	30	0.00	13,777.82	0.00	13,777.82	0.00	0.00	0.00	13,777.82	0.00
A-S	07/01/22 - 07/30/22	30	0.00	274,676.78	0.00	274,676.78	0.00	0.00	0.00	274,676.78	0.00
B	07/01/22 - 07/30/22	30	0.00	112,019.11	0.00	112,019.11	0.00	0.00	0.00	112,019.11	0.00
C	07/01/22 - 07/30/22	30	0.00	120,875.94	0.00	120,875.94	0.00	0.00	0.00	120,875.94	0.00
D	07/01/22 - 07/30/22	30	0.00	91,466.00	0.00	91,466.00	0.00	0.00	0.00	91,466.00	0.00
E	07/01/22 - 07/30/22	30	0.00	45,418.43	0.00	45,418.43	0.00	0.00	0.00	45,418.43	0.00
F	07/01/22 - 07/30/22	30	0.00	22,710.60	0.00	22,710.60	0.00	0.00	0.00	22,710.60	0.00
G	07/01/22 - 07/30/22	30	0.00	56,770.95	0.00	56,770.95	0.00	0.00	0.00	56,770.95	0.00
NR	07/01/22 - 07/30/22	30	242,584.29	36,872.17	0.00	36,872.17	18,175.52	0.00	0.00	18,696.65	261,432.98
Totals			242,584.29	2,915,959.30	0.00	2,915,959.30	18,175.52	0.00	0.00	2,897,783.78	261,432.98

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	43,558,304.66
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,927,783.11	Master Servicing Fee	4,742.76
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,144.39
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	329.36
ARD Interest	0.00	Operating Advisor Fee	1,119.81
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	197.61
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,927,783.11	Total Fees	11,823.94

Principal		Expenses/Reimbursements
Scheduled Principal	40,660,520.88	Reimbursement for Interest on Advances	3,553.15
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	12,598.83
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,023.54
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	40,660,520.88	Total Expenses/Reimbursements	18,175.52

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,897,783.78
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	40,660,520.88
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	43,558,304.66
Total Funds Collected	43,588,303.99	Total Funds Distributed	43,588,304.12

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	764,958,422.28	764,958,422.28	Beginning Certificate Balance	764,958,422.28
(-) Scheduled Principal Collections	40,660,520.88	40,660,520.88	(-) Principal Distributions	40,660,520.88
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	724,297,901.40	724,297,901.40	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	765,020,269.32	765,020,269.32	Ending Certificate Balance	724,297,901.40
Ending Actual Collateral Balance	724,305,373.81	724,305,373.81

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.57%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	6	18,975,541.80	2.62%	58	4.3878	2.153978	1.40 or less	13	170,913,013.67	23.60%	57	4.7174	0.973123
5,000,001 to 10,000,000	16	111,144,669.85	15.35%	60	4.5881	2.009328	1.41 to 1.50	2	52,006,689.87	7.18%	61	4.7236	1.450345
10,000,001 to 15,000,000	11	142,177,274.48	19.63%	56	4.6014	1.457980	1.51 to 1.60	1	25,500,000.00	3.52%	61	4.1500	1.522900
15,000,001 to 20,000,000	6	100,175,854.70	13.83%	61	4.8141	1.620475	1.61 to 1.70	7	77,994,387.18	10.77%	61	4.7062	1.659898
20,000,001 to 25,000,000	6	140,940,576.27	19.46%	61	4.5040	1.954980	1.71 to 1.80	3	45,405,366.20	6.27%	60	4.7111	1.764552
25,000,001 to 30,000,000	3	82,741,136.36	11.42%	60	4.3552	1.580616	1.81 to 1.90	4	53,243,353.73	7.35%	60	4.6198	1.834201
30,000,001 to 35,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	7	136,212,678.03	18.81%	61	4.6381	1.979558
35,000,001 to 40,000,000	1	36,745,127.23	5.07%	60	4.8100	2.009900	2.01 to 2.25	3	27,530,354.68	3.80%	61	4.5298	2.130260
40,000,001 or greater	2	91,397,720.71	12.62%	60	4.2734	2.702165	2.26 to 2.50	3	26,353,973.01	3.64%	59	4.7025	2.355666
Totals	51	724,297,901.40	100.00%	60	4.5453	1.879015	2.51 or greater	8	109,138,085.03	15.07%	60	3.9130	3.507257
							Totals	51	724,297,901.40	100.00%	60	4.5453	1.879015
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	8	104,897,814.99	14.48%	60	4.5547	1.750814
							Industrial	16	51,874,812.51	7.16%	61	4.4706	2.005966
Florida	20	63,623,129.10	8.78%	61	4.8820	1.775092
							Lodging	10	154,282,174.60	21.30%	56	4.7094	1.421187
Georgia	1	7,000,000.00	0.97%	61	4.0820	2.544400
							Mixed Use	1	48,250,000.00	6.66%	60	4.7400	1.275800
Hawaii	1	14,669,041.71	2.03%	61	4.6500	2.944200
							Multi-Family	23	89,253,915.52	12.32%	60	4.6773	1.582530
Illinois	6	69,246,045.82	9.56%	52	4.6441	1.034667
							Office	13	196,799,010.31	27.17%	61	4.2373	2.420790
Kentucky	2	18,395,098.70	2.54%	60	4.7618	2.151928
							Other	1	15,200,000.00	2.10%	62	5.3100	1.734000
Maryland	3	6,178,596.60	0.85%	61	4.4900	1.817100
							Retail	19	168,637,988.47	23.28%	61	4.5831	1.969151
Michigan	13	20,483,217.68	2.83%	61	4.5645	2.098923
							Totals	83	724,297,901.40	100.00%	60	4.5453	1.879015
Missouri	1	16,652,991.32	2.30%	61	4.6100	1.147700

Nevada	1	3,651,999.22	0.50%	58	4.9600	1.642600

New Jersey	3	48,633,500.31	6.71%	60	4.5520	1.633278

New Mexico	1	13,250,000.00	1.83%	61	4.3600	2.204400

New York	6	129,165,921.39	17.83%	60	4.0296	2.848043

North Carolina	1	7,469,043.32	1.03%	61	4.3740	2.833500

Ohio	1	15,702,602.99	2.17%	61	4.4500	1.968500

Pennsylvania	6	42,603,940.87	5.88%	60	4.9477	1.458182

South Carolina	1	5,212,889.66	0.72%	57	5.0000	1.996500

Texas	5	75,808,377.48	10.47%	60	4.7363	1.337268

Utah	2	36,653,690.25	5.06%	60	4.5862	1.661875

Washington	1	25,000,000.00	3.45%	62	4.6200	1.976200

Totals	83	724,297,901.40	100.00%	60	4.5453	1.879015

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.5000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.5001% to 4.0000%	6	86,000,000.00	11.87%	59	3.7165	3.659725	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	15	186,770,044.31	25.79%	57	4.3100	1.575296	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	26	404,276,575.10	55.82%	61	4.7416	1.651751	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	4	47,251,281.99	6.52%	61	5.3046	1.782988	49 months or greater	51	724,297,901.40	100.00%	60	4.5453	1.879015
	Totals	51	724,297,901.40	100.00%	60	4.5453	1.879015	Totals	51	724,297,901.40	100.00%	60	4.5453	1.879015
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	22	344,076,573.30	47.50%	58	4.4380	2.035888	Interest Only	15	259,000,000.00	35.76%	58	4.3258	2.128640
	61 months or greater	29	380,221,328.10	52.50%	61	4.6424	1.737055	299 months or less	12	135,319,619.99	18.68%	60	4.6808	1.770720
	Totals	51	724,297,901.40	100.00%	60	4.5453	1.879015	300 months to 350 months	24	329,978,281.41	45.56%	61	4.6620	1.727496
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	51	724,297,901.40	100.00%	60	4.5453	1.879015
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		5	60,506,163.32	8.35%	59	4.1947	2.328656				None
	12 months or less	41	612,001,743.05	84.50%	61	4.5837	1.917527
	13 months to 24 months	3	39,886,596.51	5.51%	44	4.2896	0.761896
	25 months or greater	2	11,903,398.52	1.64%	61	5.2076	1.356714
	Totals	51	724,297,901.40	100.00%	60	4.5453	1.879015
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	453011579	OF	New York	NY	Actual/360	3.752%	139,388.53	0.00	0.00	N/A	08/09/27	--	43,147,720.71	43,147,720.71	08/09/22
1A	303161175	OF	New York	NY	Actual/360	3.752%	22,136.26	0.00	0.00	N/A	08/09/27	--	6,852,279.29	6,852,279.29	08/09/22
2	300571742	MU	Dallas	TX	Actual/360	4.740%	196,940.42	0.00	0.00	N/A	08/06/27	--	48,250,000.00	48,250,000.00	08/06/22
3	308901003	MF	New York	NY	Actual/360	2.620%	45,122.22	20,000,000.00	0.00	N/A	08/06/22	--	20,000,000.00	0.00	08/06/22
3A	308901103	MF	New York	NY	Actual/360	2.620%	33,841.67	15,000,000.00	0.00	N/A	08/06/22	--	15,000,000.00	0.00	08/06/22
3B	308901113	MF	New York	NY	Actual/360	2.620%	11,280.56	5,000,000.00	0.00	N/A	08/06/22	--	5,000,000.00	0.00	08/06/22
4	308901004	RT	South Jordan	UT	Actual/360	4.586%	90,618.56	37,336.43	0.00	N/A	08/06/27	--	22,945,892.65	22,908,556.22	08/06/22
4A	308901104	RT	South Jordan	UT	Actual/360	4.586%	54,371.14	22,401.85	0.00	N/A	08/06/27	--	13,767,535.88	13,745,134.03	08/06/22
5	303161159	LO	Brea	CA	Actual/360	4.810%	152,402.87	49,878.60	0.00	N/A	08/01/27	--	36,795,005.83	36,745,127.23	08/01/22
6	307771017	OF	New York	NY	Actual/360	3.669%	18,958.57	0.00	0.00	N/A	06/01/27	--	6,000,000.00	6,000,000.00	08/01/22
6A	308901006	OF	New York	NY	Actual/360	3.669%	78,994.03	0.00	0.00	N/A	06/01/27	--	25,000,000.00	25,000,000.00	08/01/22
7	300571727	LO	Irvine	CA	Actual/360	4.380%	105,409.90	47,461.65	0.00	N/A	07/06/27	--	27,947,829.53	27,900,367.88	08/06/22
8	308901008	MF	East Orange	NJ	Actual/360	4.510%	114,101.94	39,603.80	0.00	N/A	08/01/27	--	29,380,372.28	29,340,768.48	08/01/22
9	308901009	MF	Philadelphia	PA	Actual/360	5.000%	60,277.78	0.00	0.00	N/A	09/06/27	--	14,000,000.00	14,000,000.00	07/06/22
9A	308901109	MF	Philadelphia	PA	Actual/360	5.000%	60,277.78	0.00	0.00	N/A	09/06/27	--	14,000,000.00	14,000,000.00	07/06/22
10	28001132	OF	New York	NY	Actual/360	4.150%	91,127.08	0.00	0.00	N/A	09/06/27	--	25,500,000.00	25,500,000.00	08/06/22
11	28001135	LO	Orlando	FL	Actual/360	4.748%	100,160.49	32,307.32	0.00	N/A	09/06/27	--	24,497,768.96	24,465,461.64	08/06/22
12	308901012	RT	Puyallup	WA	Actual/360	4.620%	99,458.33	0.00	0.00	N/A	10/06/27	--	25,000,000.00	25,000,000.00	08/06/22
13	303161178	OF	New York	NY	Actual/360	5.000%	97,734.85	33,786.45	0.00	N/A	10/01/27	--	22,699,707.84	22,665,921.39	08/01/22
14	303161179	OF	Rolling Meadows	IL	Actual/360	4.450%	80,222.38	34,524.75	0.00	N/A	10/01/27	--	20,935,161.77	20,900,637.02	08/01/22
15	28001059	OF	Jacksonville	FL	Actual/360	5.020%	86,455.56	0.00	0.00	09/06/27	10/06/31	--	20,000,000.00	20,000,000.00	08/06/22
16	28001111	IN	Hamilton Township	NJ	Actual/360	4.595%	67,319.75	25,927.15	0.00	N/A	07/06/27	--	17,013,660.66	16,987,733.51	08/06/22
17	308901017	LO	St Louis	MO	Actual/360	4.610%	66,203.83	24,203.78	0.00	N/A	09/01/27	--	16,677,195.10	16,652,991.32	08/01/22
18	300571755	RT	San Antonio	TX	Actual/360	4.890%	65,913.39	20,761.08	0.00	N/A	09/06/27	--	15,653,287.96	15,632,526.88	08/06/22
19	28201137	RT	Macedonia	OH	Actual/360	4.450%	60,253.31	21,349.13	0.00	N/A	09/06/27	--	15,723,952.12	15,702,602.99	08/06/22
20	300571758	98	Chicago	IL	Actual/360	5.310%	69,502.00	0.00	0.00	N/A	10/06/27	--	15,200,000.00	15,200,000.00	08/06/22
21	308901021	RT	Kailua Kona	HI	Actual/360	4.650%	58,813.89	19,129.77	0.00	N/A	09/06/27	--	14,688,171.48	14,669,041.71	08/06/22
22	308901022	IN	Troy	MI	Actual/360	4.530%	54,915.23	20,084.01	0.00	N/A	09/01/27	--	14,077,821.32	14,057,737.31	08/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
23	308901023	LO	Berkeley	CA	Actual/360	4.820%	55,070.63	17,237.17	0.00	N/A	09/06/27	--	13,268,256.03	13,251,018.86	08/06/22
24	303161177	IN	Bowling Green	KY	Actual/360	4.080%	42,614.75	30,571.56	0.00	N/A	10/01/27	--	12,129,434.56	12,098,863.00	08/01/22
25	308901025	MF	Santa Fe	NM	Actual/360	4.360%	49,746.39	0.00	0.00	N/A	09/01/27	--	13,250,000.00	13,250,000.00	08/01/22
27	308901027	MF	Various	Various	Actual/360	4.490%	42,234.38	17,990.49	0.00	N/A	09/01/27	--	10,923,470.06	10,905,479.57	08/01/22
28	308901028	RT	Sarasota	FL	Actual/360	4.881%	47,915.15	0.00	0.00	N/A	08/06/27	--	11,400,000.00	11,400,000.00	08/06/22
29	308901029	LO	Chicago	IL	Actual/360	4.044%	37,610.13	0.00	0.00	N/A	08/05/22	--	10,800,000.00	10,800,000.00	07/05/20
30	308901030	OF	Chicago	IL	Actual/360	4.180%	32,876.23	13,957.42	0.00	N/A	09/01/27	--	9,133,695.33	9,119,737.91	08/01/22
31	28001140	RT	Cypress	CA	Actual/360	4.376%	30,577.15	11,867.11	0.00	N/A	10/06/27	--	8,114,476.37	8,102,609.26	08/06/22
32	308901032	Various McAllen		TX	Actual/360	4.521%	31,300.67	11,110.81	0.00	N/A	09/06/27	--	8,040,428.75	8,029,317.94	08/06/22
33	308901033	MF	Various	FL	Actual/360	4.950%	33,107.95	9,593.65	0.00	N/A	07/01/27	--	7,767,261.11	7,757,667.46	08/01/22
34	28001129	RT	Indian Trail	NC	Actual/360	4.374%	28,176.45	11,761.65	0.00	N/A	09/06/27	--	7,480,804.97	7,469,043.32	08/06/22
35	300571728	LO	Costa Mesa	CA	Actual/360	4.380%	27,213.67	12,253.17	0.00	N/A	07/06/27	--	7,215,289.19	7,203,036.02	08/06/22
36	308901036	RT	East Saint Louis	IL	Actual/360	5.000%	30,517.21	10,549.64	0.00	N/A	10/06/27	--	7,087,868.30	7,077,318.66	08/06/22
38	308901038	OF	Laguna Hills	CA	Actual/360	4.430%	25,584.41	11,100.61	0.00	N/A	10/01/27	--	6,706,756.35	6,695,655.74	08/01/22
39	300571752	IN	Grand Blanc	MI	Actual/360	4.640%	25,733.87	15,142.26	0.00	N/A	09/06/27	--	6,440,622.63	6,425,480.37	08/06/22
40	28001130	RT	Lithia Springs	GA	Actual/360	4.082%	24,605.39	0.00	0.00	N/A	09/06/27	--	7,000,000.00	7,000,000.00	08/06/22
41	308901041	LO	Erlanger	KY	Actual/360	6.072%	32,961.81	7,820.84	0.00	N/A	05/05/27	--	6,304,056.54	6,296,235.70	08/05/22
42	308901042	OF	Chicago	IL	Actual/360	4.990%	26,453.50	7,998.03	0.00	N/A	09/05/27	--	6,156,350.26	6,148,352.23	07/05/22
43	300571734	LO	Chambersburg	PA	Actual/360	5.440%	26,996.55	7,973.33	0.00	N/A	08/06/27	--	5,763,019.62	5,755,046.29	08/06/22
44	308901044	LO	Duncan	SC	Actual/360	5.000%	22,496.03	11,994.78	0.00	N/A	05/01/27	--	5,224,884.44	5,212,889.66	08/01/22
45	308901045	RT	Torrance	CA	Actual/360	3.658%	12,885.45	0.00	0.00	N/A	06/01/27	--	4,091,250.00	4,091,250.00	08/01/22
45A	308901145	RT	Torrance	CA	Actual/360	3.658%	2,862.12	0.00	0.00	N/A	06/01/27	--	908,750.00	908,750.00	08/01/22
47	308901047	RT	Ephrata	PA	Actual/360	4.430%	15,751.94	7,239.02	0.00	N/A	12/01/26	--	4,129,250.62	4,122,011.60	08/01/22
48	28001125	OF	Houston	TX	Actual/360	4.518%	15,184.34	6,395.26	0.00	N/A	09/06/27	--	3,902,927.92	3,896,532.66	08/06/22
49	308901049	RT	Las Vegas	NV	Actual/360	4.960%	15,622.10	5,619.49	0.00	N/A	06/01/27	--	3,657,618.71	3,651,999.22	08/01/22
50	308901050	IN	Howell	NJ	Actual/360	4.770%	9,482.52	3,588.82	0.00	N/A	10/01/27	--	2,308,587.14	2,304,998.32	08/01/22
Totals							2,927,783.11	40,660,520.88	0.00				764,958,422.28	724,297,901.40
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	61,858,289.23	14,755,866.70	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,115,265.62	1,516,286.31	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	11,348,589.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,986,545.00	1,618,881.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,127,189.70	5,552,421.70	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	98,652,292.70	25,081,789.66	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,682,599.12	3,591,314.95	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	15,792.95	0.00
8	2,695,266.95	0.00	--	--	--	0.00	0.00	0.00	0.00	382,909.51	0.00
9	0.00	434,326.64	01/01/22	03/31/22	--	0.00	0.00	60,217.50	60,217.50	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	60,217.50	60,217.50	0.00	0.00
10	5,149,680.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,380,052.33	941,932.07	01/01/22	03/31/22	05/11/22	0.00	0.00	0.00	0.00	0.00	0.00
12	4,442,858.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,367,926.66	1,200,828.83	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,347,461.70	1,278,576.03	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,664,319.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,305,722.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	822,898.00	1,450,363.28	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,354,782.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	4,204,980.78	2,178,399.76	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,436,360.15	358,139.30	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,832,003.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,762,243.26	564,775.79	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	228,705.00	1,414,272.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,725,636.46	913,051.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,306,434.14	1,345,081.76	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,305,417.43	1,340,730.75	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	911,672.00	266,785.25	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	21,909,262.00	(6,003,465.00)	01/01/20	09/30/20	03/11/22	0.00	0.00	37,463.66	922,126.53	0.00	0.00
30	0.00	503,147.18	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	728,434.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	984,233.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	9,355,307.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,212,636.00	365,086.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	841,725.45	1,073,504.28	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	577,238.07	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	594,042.00	342,954.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	889,110.00	447,127.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,028,437.00	205,492.75	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,289,974.73	1,328,535.31	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	615,055.00	298,793.00	01/01/20	06/30/20	--	0.00	0.00	34,425.02	34,425.02	0.00	0.00
43	647,338.00	0.00	--	--	04/11/22	0.00	0.00	0.00	0.00	0.00	0.00
44	741,349.79	905,447.52	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	54,501,265.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	493,052.58	102,901.35	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	457,858.64	118,641.93	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	110,896.72	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	310,557.16	75,537.72	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	325,614,830.96	66,255,660.80				0.00	0.00	192,323.68	1,076,986.55	398,702.46	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.545301%	4.513073%	60
07/15/22	1	5,763,019.62	0	0.00	1	10,800,000.00	0	0.00	0	0.00	1	5,763,019.62	0	0.00	0	0.00	4.444694%	4.413325%	57
06/17/22	0	0.00	0	0.00	1	10,800,000.00	0	0.00	0	0.00	2	30,304,991.11	0	0.00	0	0.00	4.444864%	4.413491%	58
05/17/22	0	0.00	0	0.00	2	16,579,719.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.445017%	4.398071%	59
04/18/22	0	0.00	0	0.00	2	16,588,447.93	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.445185%	4.395699%	60
03/17/22	0	0.00	0	0.00	3	41,228,355.01	0	0.00	0	0.00	2	28,000,000.00	0	0.00	0	0.00	4.445335%	4.395852%	61
02/17/22	1	12,287,582.64	0	0.00	3	41,280,107.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.445533%	4.386942%	62
01/18/22	0	0.00	0	0.00	3	41,319,300.87	0	0.00	0	0.00	0	0.00	1	73,186.31	0	0.00	4.445717%	4.387134%	63
12/17/21	0	0.00	0	0.00	4	58,212,857.11	0	0.00	0	0.00	2	54,017,263.43	0	0.00	1	4,523,875.94	4.445830%	4.375188%	64
11/18/21	0	0.00	0	0.00	5	95,497,257.24	0	0.00	0	0.00	0	0.00	0	0.00	1	12,166,397.78	4.447772%	4.387453%	65
10/18/21	0	0.00	0	0.00	6	107,789,253.39	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.463414%	4.399914%	67
09/17/21	0	0.00	0	0.00	6	107,927,431.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.463582%	4.400076%	68
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
9	308901009	07/06/22	0	B	60,217.50	60,217.50	0.00		14,000,000.00
9A	308901109	07/06/22	0	B	60,217.50	60,217.50	0.00		14,000,000.00
29	308901029	07/05/20	24	5	37,463.66	922,126.53	0.00		10,800,000.00	06/23/20	8
42	308901042	07/05/22	0	B	34,425.02	34,425.02	0.00		6,156,350.26
Totals					192,323.68	1,076,986.55	0.00		44,956,350.26
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		10,800,000	0	10,800,000		0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		333,276,573	333,276,573		0	0
> 60 Months		380,221,328	380,221,328		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-22	724,297,901	713,497,901	0	0	10,800,000	0
Jul-22	764,958,422	748,395,403	5,763,020	0	10,800,000	0
Jun-22	765,672,268	754,872,268	0	0	10,800,000	0
May-22	766,327,337	749,747,618	0	0	16,579,719	0
Apr-22	767,035,927	750,447,479	0	0	16,588,448	0
Mar-22	767,685,586	726,457,231	0	0	41,228,355	0
Feb-22	768,501,588	714,933,898	12,287,583	0	41,280,108	0
Jan-22	769,072,243	727,752,942	0	0	41,319,301	0
Dec-21	769,786,717	711,573,860	0	0	58,212,857	0
Nov-21	775,016,456	679,519,198	0	0	95,497,257	0
Oct-21	787,844,428	680,055,175	0	0	107,789,253	0
Sep-21	788,562,534	680,635,103	0	0	107,927,431	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	307771017	6,000,000.00	6,000,000.00	2,210,000,000.00	04/01/17	23,646,029.66	2.35400	03/31/22	06/01/27	I/O
6A	308901006	25,000,000.00	25,000,000.00		--	115,307,942.30	2.73000	--	06/01/27	I/O
11	28001135	24,465,461.64	24,465,205.61	37,000,000.00	04/01/22	781,122.82	1.96550	03/31/22	09/06/27	301
29	308901029	10,800,000.00	10,800,000.00	255,600,000.00	03/11/22	(6,003,465.00)	(2.46180)	09/30/20	08/05/22	I/O
43	300571734	5,755,046.29	5,755,046.29	8,200,000.00	03/01/22	590,165.00	1.40630	12/31/19	08/06/27	299
Totals		72,020,507.93	72,020,251.90	2,510,800,000.00		134,321,794.78

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	307771017	OF	NY	11/18/21	3

Loan transferred to Special on 11/1/21 due to the Borrower's bankruptcy filing on 10/31/21. The Brwr's BK filing was simultaneous with 8 other related entities, all of which are controlled by HNA of China. The $1,200.0MM 1st mortgage is secured by the fee interest of 245 Park, Class A, 45-story, 1,779,515 SF, building located at 245 Park Ave. in Manhattan. The $1,200.0MM 1st mgt. loan consists of a $500MM 245 Park Trust Loan and Companion Loans that total $700MM.

Brwr filed a 12/31/20 app. in BK court with a value of $2.05 billion. The Brwr and Lender have agreed to a final cash collateral order which requires the Brwr to make the monthly debt service & reserve payments, as required in the loan documents. The CCO also requires the Brwr to pay all of the Lenders collection cost, legal fees, and any monthly servicer fees, as they accrue, so that there should be no advances by the Trust. The Brwr filed a BK plan and disclosure statement in June and the plans July auction was cancel led and the stalking horse was declared the only bidder. Brwr working toward a BK plan confirmation to facilitate the transfer of equity and the installation of a new guarantor.

6A	308901006	OF	NY	11/18/21	3

Loan transferred to Special on 11/1/21 due to the Borrower's bankruptcy filing on 10/31/21. The Brwr's BK filing was simultaneous with 8 other related entities, all of which are controlled by HNA of China. The $1,200.0MM 1st mortgage is secured by the fee interest of 245 Park, Class A, 45-story, 1,779,515 SF, building located at 245 Park Ave. in Manhattan. The $1,200.0MM 1st mgt. loan consists of a $500MM 245 Park Trust Loan and Companion Loans that total $700MM. Brwr filed a 12/31/20 app. in BK court with a value of $2.05 billion. The Brwr and Lender have agreed to a final cash collateral order which requires the Brwr to make the monthly debt service & reserve payments, as required in the loan documents.

The CCO also requires the Brwr to pay all of the Lenders collection cost, legal fees, and any monthly servicer fees, as they accrue, so that there should be no advances by the Trust. The Brwr filed a BK plan and disclosure statement in June and the plans July auction was cancelled and the stalking horse was declared the only bidder. Brwr working toward a BK plan confirmation to facilitate the transfer of equity and the installation of a new guarantor.

11	28001135	LO	FL	05/27/20	9

The Loan transferred for Imminent Monetary Default as a result of the Covid-19 pandemic. The Borrower has signed the PNL and is cooperating with financial reporting. Loan has been brought current. Pending return to the master servicer.

29	308901029	LO	IL	06/23/20	8

Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Loan has been accelerated and FC has been filed. Lender was the successful bidder at foreclosure sale on 7/12/2022.

43	300571734	LO	PA	05/08/20	13

Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. Borrower has failed to make payments on the Loan or set up cash management. Additionally, Borrower has entered into new franchise agreement without Lender consent. Special Servicer is pursuing the appointment of receiver and foreclosure. Borrower requested a rescheduling of the receivership hearing and is in discussions with Special Servicer regarding a bring current

	proposal. Loan was brought current on 5/31/2022. SS to proceed with seeking approval for 2022 budget prior to reviewing the loan for a return to the master servicer.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	303161159	0.00	4.81000%	0.00	4.81000%	9	11/22/21	04/01/20	12/13/21
11	28001135	0.00	4.74800%	0.00	4.74800%		03/07/22	10/06/20	06/13/22
17	308901017	0.00	4.61000%	0.00	4.61000%	10	11/30/21	05/01/21	--
21	308901021	15,116,000.00	4.65000%	15,116,000.00	4.65000%	10	07/01/20	06/06/20	09/11/20
29	308901029	10,800,000.00	4.04410%	10,800,000.00	4.04410%	10	05/11/20	05/12/20	05/12/20
33	308901033	0.00	4.95000%	0.00	4.95000%	10	11/10/20	11/12/20	--
43	300571734	0.00	5.44000%	0.00	5.44000%	8	05/31/22	05/31/22	--
44	308901044	5,496,886.73	5.00000%	5,496,886.73	5.00000%	10	07/30/20	07/01/20	09/11/20
Totals		31,412,886.73		31,412,886.73
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
26	28001146 11/18/21	12,182,068.01	17,900,000.00	14,502,269.53	1,199,012.08	14,502,269.53	13,303,257.45	0.00	0.00	(11,288.18)	11,288.18	0.08%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		12,182,068.01	17,900,000.00	14,502,269.53	1,199,012.08	14,502,269.53	13,303,257.45	0.00	0.00	(11,288.18)	11,288.18

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
26	28001146	06/17/22	0.00	0.00	11,288.18	0.00	0.00	11,288.18	0.00	0.00	11,288.18
		11/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	11,288.18	0.00	0.00	11,288.18	0.00	0.00	11,288.18

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,385.67	0.00	0.00	0.00
11	0.00	0.00	5,273.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	904.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	695.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	2,325.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	424.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	30.73	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	136.75	0.00	0.00	0.00
43	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	12,598.83	0.00	2,023.54	0.00	0.00	0.00	3,553.15	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		18,175.52

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Supplemental Notes
None

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